Statements Of Members' Equity (USD $)	Members' Capital [Member]	Earnings (Deficit) Accumulated [Member]	Total
Balance at Sep. 30, 2009	$ 76,474,111	$ (16,091,726)	$ 60,382,385
Net (loss)		(8,951,362)	(8,951,362)
Balance at Sep. 30, 2010	76,474,111	(25,043,088)	51,431,023
Net (loss)		(2,707,306)	(2,707,306)
Balance at Sep. 30, 2011	$ 76,474,111	$ (27,750,394)	$ 48,723,717